Subsequent Events (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended								10 Months Ended	12 Months Ended											12 Months Ended		12 Months Ended	10 Months Ended	12 Months Ended							1 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended						1 Months Ended		12 Months Ended			12 Months Ended							12 Months Ended										12 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Oct. 07, 2010	Apr. 04, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2000 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2010 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2007 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2006 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2004 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2003 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2001 Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2012 Equity Sweetner [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Feb. 28, 2013 Jmj Note [Member]	Feb. 19, 2013 Jmj Note [Member]	Feb. 28, 2013 First Tranche [Member] Midcap Financial Llc [Member]	Feb. 28, 2013 Second Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series E Convertible Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series D Preferred Stock [Member]	Dec. 31, 2011 Subsequent Event [Member] Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2011 Subsequent Event [Member] September Two Thousand Eleven Convertible Notes [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes One [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes Two [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Convertible Bridge Notes [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Common Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] Series C1 Preferred Stock [Member] Aldagen Inc [Member]	Dec. 31, 2011 Subsequent Event [Member] February 2012 Aldagen Warrants [Member]	Dec. 31, 2011 Subsequent Event [Member] Equity Sweetner [Member]	Dec. 31, 2012 Subsequent Event [Member] Lincoln Park [Member]	Dec. 31, 2012 Subsequent Event [Member] Burrill Securities Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Barrington Research Associates [Member]	Dec. 31, 2012 Subsequent Event [Member] Midcap Financial Llc [Member]	Mar. 31, 2013 Subsequent Event [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Worden [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Jmj Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] Third Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] First Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Tranche [Member] Midcap Financial Llc [Member]	Dec. 31, 2011 Subsequent Event [Member] Tranche [Member] Aldagen Inc [Member]
Issuance of Series B redeemable convertible preferred stock													$ 0			$ 0			$ 0	$ 0								$ 0	$ 0		$ 0	$ 0
Shares Issuable Under Purchase Agreements																																			150,000																																				150,000
Increase In Shares Issuable Under Purchase Agreements																																			200,000																																				200,000
Sale of Stock, Price Per Share				$ 1.18	$ 0.33																																																																		$ 1.00
Stock Issued During Period Share Purchase Agreement																																			375,000																																				375,000
Stock Issued During Period Additional Shares Issued Under Purchase Agreements																																																								375,000
Proceeds from Issuance of Private Placement	5,000,000			471,250	325,000	1,500,000																																																		5,000,000
Stock Issued During Period Shares Investors	9,090,910					3,727,677																																																		9,090,910
Issuance of Series A redeemable convertible preferred stock for cash at $1.00 per share (in shares)												0															0						0
Share Price							$ 0.55			$ 0.40																																														$ 0.55
Warrants Exercise Price							$ 0.75			$ 0.60	$ 0.5368																																													$ 0.75		$ 0.75
Placement Fee																																				350,000																																				350,000	120,000
Placement Fee Reimbursement																																																																								52,000
Stock Issued During Period, Value, Other																																																																								136,364				250,000
Warrant Exercise Price Percentage																																				120.00%																																				120.00%
Term Loan Commitments																																							7,500,000																																			7,500,000
Condition For Obtaining Second Tranche Receipts Criteria Two																																																																										(ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the "Capital Raise Event").
Condition For Obtaining Second Tranche Receipts Criteria One																																																																										(i) if the Company achieves certain performance milestones for 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,000,000		6,363,637			1,863,839	1,333,334																							1,180,547			136,364		1,079,137			250,000	533,334	266,666																														1,079,137	1,079,137	250,000	266,666
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.50			1.42	1.42																														0.7			0.7	0.70	0.70																									1.42	1.42				0.70	0.70	0.70	0.70
Debt Instruments Description Of Floor Price																																																																										LIBOR floor of 3
Term Loan Fee Payable Percentage Year One			5.00%																																				5.00%																																			5.00%
Term Loan Fee Payable Percentage Year Two			3.00%																																				3.00%																																			3.00%
Term Loan Fee Payable Percentage Thereafter			1.00%																																				1.00%																																			1.00%
Royalty Expense																																								5,000,000	500,000																																			500,000
Increase (Decrease) in Royalties Payable																																																																												600,000
Warrants Exercisable																																											500,000	250,000																																	250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																																													133,333	266,667	133,333			57,143																												133,333	133,333
Debt Instrument, Face Amount																																																																													1,400,000
Warrants Exercised Upon Default In Payment Of Note On The Fifth Anniversary																																											107,143					133,333	266,667		57,143																													133,333
Warrants Previously Issued																																											107,143
Conversion of Series B redeemable convertible preferred stock into common stock																	0													0
Long-term Debt, Gross																																																					750,000																												750,000
Condition For Accelerated Purchase By Accredited Investor, Minimum Share Price																																			0.45																																				0.45
Shares Issued In Private Placement Percentage																																																																							9.99%
Debt Instrument Remitted Payment																																																				370,000																													370,000
Debt Instrument, Description of Variable Rate Basis																																							(LIBOR) plus 8.0%.																																			(LIBOR) plus 8.0
Proceeds From Term Loan Commitments																																						4,500,000																4,500,000	3,000,000																													4,500,000	3,000,000
Post Closing Consideration Number Of Shares																																																								20,309,723																										3,046,458	16,247,779
Post Closing Consideration Percentage																																																																																		15.00%	80.00%
Decrease In Post Closing Consideration Number Of Shares																																																																																		1,523,229	17,771,008
Decrease In Post Closing Consideration Percentage																																																																																		7.50%
Stock Issued During Period, Shares, Period Increase (Decrease)																																																																			576,007	576,007
Common stock, authorized			160,000,000	160,000,000	160,000,000								93,407,305										93,407,305																																				93,983,312
Convertible preferred stock, authorized					72,115,750	71,003,133							71,003,133										72,115,750	2,000,000	2,000,000																																											31,658,388
Convertible Debt, Fair Value Disclosures			591,000	800,000	1,800,000																																																											75,000,000	100,000,000																					60,000
Warrant Issued																																																															11,518
Debt Instrument, Convertible, Effective Interest Rate																																																																		8.00%																				8.00%
Stock Issued During Period, Shares, Acquisitions																																																												135,398							2,030,972
Stock Issued During Period, Value, Acquisitions																																																											2,155,596,000								1,600,000
Class Of Warrant Or Right Outstanding					2,129,349	3,158,841		5,288,256																																																			2,214,650										2,115,596	1,180,547
Common stock stated value per share			$ 0.0001	$ 0.0001	$ 0.0001								$ 0.001										$ 0.001																																												$ 1.1817
Shares Issued During Period In Lieu Of Dividend																																																									76,461
Options granted (Number of shares)		250,000	303,000									35,000	2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000																																			190,000													1,700,000
Options granted, Weighted Average Exercise Price												$ 0.1	$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1																																			$ 1.13
Non Refundable Fees					4,500,000																																																				2,500,000
Class Of Warrant Or Rights Expiry Date																																																																					Dec. 31, 2014
Class Of Warrant Or Right Exercise Description																																																																					commencing on the issuance date, for up to 30% of the total shares of the Company's common stock	commencing on the issuance date, for up to 30% of shares of the Company's common stock
Preferred Stock, Redemption Amount				170,000	208,000
Convertible Preferred Stock Conversion Price Per Share																								$ 0.4392		$ 0.558																																			$ 0.4392	$ 0.5580
Convertible Preferred Stock Shares Issuable Upon Conversion																										7,790,350								1.42																												7,790,350
Stock Issued During Period On Inducement To Remaining Shareholders				330,000																				330,000		330,000																															330,000
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights																																		5,700,000																																				5,700,000
Proceeds from Warrant Exercises																																		$ 2,800,000																																				$ 2,800,000
Finite-Lived Intangible Asset, Useful Life																																																									20 years